The Nature of Expenses (Tables)	12 Months Ended
Dec. 31, 2022
The Nature of Expenses
Schedule of depreciation of property, plant and equipment
(a)	Depreciation of property, plant and equipment

Schedule of amortization of intangible assets
(b)	Amortization of intangible assets

Schedule of employee benefit expense
(c)	Employee benefits expense